Earnings per share (Details 1) - Diluted [Member]	12 Months Ended
Jun. 30, 2021 ARS ($) $ / shares shares
Statement [Line Items]
Profit for the year from continuing operations attributable to equity holders of the parent	$ 11,345
Profit for the year from discontinued operations attributable to equity holders of the parent	6,299
Profit for the year per share attributable to equity holders of the parent	$ 17,644
Weighted average number of ordinary shares outstanding | shares	515
Diluted earnings per share | $ / shares	$ 34.28